Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Global Realty Shares, Inc.
Entity Central Index Key	0001033969
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59.04	1.20%

Expenses Paid, Amount	$ 59.04
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -2.13% total return in the six months ended June 30, 2024, compared with the FTSE EPRA Index-net,[1] which returned -3.70%.

Stock selection in the U.S. contributed to relative performance in the period, led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, leading to higher asset value estimates. Stock selection in France further helped performance, partly due to having no-investment in office property owner Gecina; the stock had a large decline amid an uncertain outlook for office demand.

Stock selection and an overweight in Spain detracted from relative performance, due mainly to an out-of-index allocation to Cellnex Telecom, which had a decline. While the company's fundamentals appeared to remain favorable, rising bond yields may have weighed on performance. Stock selection in Japan hindered performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of a strong mid-term plan. Stock selection in the U.K. hindered performance as well; an overweight in self storage company Safestore Holdings underperformed after strong outperformance in late 2023.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Spain
Australia	Japan
France	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge[2]	0.14%	0.36%	3.25%
Without sales charge	4.86%	1.28%	3.72%
FTSE EPRA Index - net[1]	4.54%	-0.69%	2.04%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI World Index - net	20.19%	11.77%	9.16%

Net Assets	$ 1,778,496,867
Holdings Count | shares	82
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$1,778,496,867
Number of portfolio holdings (excluding derivatives)	82
Portfolio turnover rate	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Sector diversification[3,5]	(%)
Residential	17.5%
Industrials	15.1%
Diversified	15.1%
Retail	12.5%
Health Care	11.3%
Data Centers	8.8%
Self Storage	6.1%
Specialty	5.3%
Infrastructure	3.1%
Other (includes short-term investments)	5.2%

Country diversification[3,5]	(%)
United States	63.2%
Japan	8.4%
Australia	6.1%
United Kingdom	5.4%
Singapore	2.8%
Canada	2.7%
Germany	2.6%
France	2.3%
Hong Kong	1.9%
Other (includes short-term investments)	4.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90.86	1.85%

Expenses Paid, Amount	$ 90.86
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -2.46% total return in the six months ended June 30, 2024, compared with the FTSE EPRA Index-net,[1] which returned -3.70%.

Stock selection in the U.S. contributed to relative performance in the period, led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, leading to higher asset value estimates. Stock selection in France further helped performance, partly due to having no-investment in office property owner Gecina; the stock had a large decline amid an uncertain outlook for office demand.

Stock selection and an overweight in Spain detracted from relative performance, due mainly to an out-of-index allocation to Cellnex Telecom, which had a decline. While the company's fundamentals appeared to remain favorable, rising bond yields may have weighed on performance. Stock selection in Japan hindered performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of a strong mid-term plan. Stock selection in the U.K. hindered performance as well; an overweight in self storage company Safestore Holdings underperformed after strong outperformance in late 2023.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Spain
Australia	Japan
France	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
With sales charge	3.17%[2]	0.62%	3.05%
Without sales charge	4.17%	0.62%	3.05%
FTSE EPRA Index - net[1]	4.54%	-0.69%	2.04%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI World Index - net	20.19%	11.77%	9.16%

Net Assets	$ 1,778,496,867
Holdings Count | shares	82
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$1,778,496,867
Number of portfolio holdings (excluding derivatives)	82
Portfolio turnover rate	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Sector diversification[3,5]	(%)
Residential	17.5%
Industrials	15.1%
Diversified	15.1%
Retail	12.5%
Health Care	11.3%
Data Centers	8.8%
Self Storage	6.1%
Specialty	5.3%
Infrastructure	3.1%
Other (includes short-term investments)	5.2%

Country diversification[3,5]	(%)
United States	63.2%
Japan	8.4%
Australia	6.1%
United Kingdom	5.4%
Singapore	2.8%
Canada	2.7%
Germany	2.6%
France	2.3%
Hong Kong	1.9%
Other (includes short-term investments)	4.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44.31	0.90%

Expenses Paid, Amount	$ 44.31
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.99% total return in the six months ended June 30, 2024, compared with the FTSE EPRA Index-net,[1] which returned -3.70%.

Stock selection in the U.S. contributed to relative performance in the period, led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, leading to higher asset value estimates. Stock selection in France further helped performance, partly due to having no-investment in office property owner Gecina; the stock had a large decline amid an uncertain outlook for office demand.

Stock selection and an overweight in Spain detracted from relative performance, due mainly to an out-of-index allocation to Cellnex Telecom, which had a decline. While the company's fundamentals appeared to remain favorable, rising bond yields may have weighed on performance. Stock selection in Japan hindered performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of a strong mid-term plan. Stock selection in the U.K. hindered performance as well; an overweight in self storage company Safestore Holdings underperformed after strong outperformance in late 2023.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Spain
Australia	Japan
France	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	10 Years
Class I2	5.17%	1.58%	4.06%
FTSE EPRA Index - net[1]	4.54%	-0.69%	2.04%
S&P 500 Index	24.56%	15.04%	12.86%
MSCI World Index - net	20.19%	11.77%	9.16%

Net Assets	$ 1,778,496,867
Holdings Count | shares	82
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$1,778,496,867
Number of portfolio holdings (excluding derivatives)	82
Portfolio turnover rate	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Sector diversification[3,5]	(%)
Residential	17.5%
Industrials	15.1%
Diversified	15.1%
Retail	12.5%
Health Care	11.3%
Data Centers	8.8%
Self Storage	6.1%
Specialty	5.3%
Infrastructure	3.1%
Other (includes short-term investments)	5.2%

Country diversification[3,5]	(%)
United States	63.2%
Japan	8.4%
Australia	6.1%
United Kingdom	5.4%
Singapore	2.8%
Canada	2.7%
Germany	2.6%
France	2.3%
Hong Kong	1.9%
Other (includes short-term investments)	4.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class R
Trading Symbol	GRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66.39	1.35%

Expenses Paid, Amount	$ 66.39
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -2.21% total return in the six months ended June 30, 2024, compared with the FTSE EPRA Index-net,[1] which returned -3.70%.

Stock selection in the U.S. contributed to relative performance in the period, led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, leading to higher asset value estimates. Stock selection in France further helped performance, partly due to having no-investment in office property owner Gecina; the stock had a large decline amid an uncertain outlook for office demand.

Stock selection and an overweight in Spain detracted from relative performance, due mainly to an out-of-index allocation to Cellnex Telecom, which had a decline. While the company's fundamentals appeared to remain favorable, rising bond yields may have weighed on performance. Stock selection in Japan hindered performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of a strong mid-term plan. Stock selection in the U.K. hindered performance as well; an overweight in self storage company Safestore Holdings underperformed after strong outperformance in late 2023.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Spain
Australia	Japan
France	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since inception (10/1/14)
Class R2	4.70%	1.13%	4.22%
FTSE EPRA Index - net[1]	4.54%	-0.69%	2.60%
S&P 500 Index	24.56%	15.04%	13.24%
MSCI World Index - net	20.19%	11.77%	9.78%

Performance Inception Date	Oct. 01, 2014
Net Assets	$ 1,778,496,867
Holdings Count | shares	82
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$1,778,496,867
Number of portfolio holdings (excluding derivatives)	82
Portfolio turnover rate	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Sector diversification[3,5]	(%)
Residential	17.5%
Industrials	15.1%
Diversified	15.1%
Retail	12.5%
Health Care	11.3%
Data Centers	8.8%
Self Storage	6.1%
Specialty	5.3%
Infrastructure	3.1%
Other (includes short-term investments)	5.2%

Country diversification[3,5]	(%)
United States	63.2%
Japan	8.4%
Australia	6.1%
United Kingdom	5.4%
Singapore	2.8%
Canada	2.7%
Germany	2.6%
France	2.3%
Hong Kong	1.9%
Other (includes short-term investments)	4.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Global Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Global Realty Shares, Inc. (Fund) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$41.85	0.85%

Expenses Paid, Amount	$ 41.85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a -1.96% total return in the six months ended June 30, 2024, compared with the FTSE EPRA Index-net,[1] which returned -3.70%.

Stock selection in the U.S. contributed to relative performance in the period, led by an overweight position in health care REIT Welltower. Rising occupancy rates in its senior living facilities, operating leverage and the company's ability to find attractive acquisition opportunities led to its outperformance. An overweight position in Digital Realty Trust aided performance as well, outperforming the index amid strong demand for data centers, driven by cloud migration and artificial intelligence. Stock selection in Australia also helped performance. An overweight in Goodman Group contributed, benefitting from a growing logistics-to-data centers pipeline, leading to higher asset value estimates. Stock selection in France further helped performance, partly due to having no-investment in office property owner Gecina; the stock had a large decline amid an uncertain outlook for office demand.

Stock selection and an overweight in Spain detracted from relative performance, due mainly to an out-of-index allocation to Cellnex Telecom, which had a decline. While the company's fundamentals appeared to remain favorable, rising bond yields may have weighed on performance. Stock selection in Japan hindered performance, due in part to the timing of the portfolio's investment and an underweight in Mitsubishi Estate. The developer's shares benefited from anticipation of a strong mid-term plan. Stock selection in the U.K. hindered performance as well; an overweight in self storage company Safestore Holdings underperformed after strong outperformance in late 2023.

The currency impact of the Fund's investments in foreign securities detracted from absolute performance during the period, as, overall, foreign currencies depreciated against the dollar.

Top contributors	Top detractors
United States	Spain
Australia	Japan
France	United Kingdom

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2024)
	1 Year	5 Years	Since inception (10/1/14)
Class Z2	5.22%	1.63%	4.72%
FTSE EPRA Index - net[1]	4.54%	-0.69%	2.60%
S&P 500 Index	24.56%	15.04%	13.24%
MSCI World Index - net	20.19%	11.77%	9.78%

Performance Inception Date	Oct. 01, 2014
Net Assets	$ 1,778,496,867
Holdings Count | shares	82
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2024)
Net assets	$1,778,496,867
Number of portfolio holdings (excluding derivatives)	82
Portfolio turnover rate	39%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2024)

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Sector diversification[3,5]	(%)
Residential	17.5%
Industrials	15.1%
Diversified	15.1%
Retail	12.5%
Health Care	11.3%
Data Centers	8.8%
Self Storage	6.1%
Specialty	5.3%
Infrastructure	3.1%
Other (includes short-term investments)	5.2%

Country diversification[3,5]	(%)
United States	63.2%
Japan	8.4%
Australia	6.1%
United Kingdom	5.4%
Singapore	2.8%
Canada	2.7%
Germany	2.6%
France	2.3%
Hong Kong	1.9%
Other (includes short-term investments)	4.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Prologis, Inc.	7.1%
Welltower, Inc.	7.1%
Digital Realty Trust, Inc.	6.0%
Simon Property Group, Inc.	4.7%
Invitation Homes, Inc.	3.8%
Realty Income Corp.	3.2%
Goodman Group	2.9%
Essex Property Trust, Inc.	2.5%
Equinix, Inc.	2.5%
VICI Properties, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund changes

There have been no material changes to the Fund since the beginning of the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348 or visiting www.cohenandsteers.com/fund-literature.